PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES
Schedule of prepaid expenses

	12.31.20	12.31.19
Incremental costs (costumers contracts)	480,909	330,919
Advertising and publicity	275,083	249,433
Rental	61,559	184,248
Software and networks maintenance	80,151	33,863
Financial charges	22,175	30,521
Personal	—	30,135
Insurance	15,503	20,459
Satellites and links (1)	102,851	—
Taxes and other	16,046	27,007
Total	1,054,277	906,585

Current	859,766	686,503
Non-current	194,511	220,082
(1)

Refers to contracts signed for the provision of infrastructure, equipment and links for satellite communication, aiming at the best provision of services by the Company. These contracts have a duration of up to 5 years.